Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Commitments and contingencies [Abstract]
Commitments and contingencies
34	Commitments and contingencies

Contingencies

(A)  Claims filed against the Company by customers and third-parties not acknowledged as liability amounted to $4,562,885 and $4,639,473 as at December 31, 2023 and March 31, 2023, respectively. These claims have been made for personal injuries (customer and/or third parties) and amounts charged to customers by the Company as damages for improper use of vehicles and/or physical damages made to vehicles during an active trip. The Company has procured third-party insurance policies for fleet under its management which indemnifies against personal death and/or injuries suffered either by the customer or third-parties during the use of its vehicles. Based on the insurance coverage, the Company is confident that liability, if any, arising from these claims will be covered by the insurance. While uncertainties are inherent in the final outcome of these matters, the Company believes, that the disposition of these proceedings will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

(B) The Company has received various orders from time to time from Indian indirect tax authorities.

The Company has received an order disallowing input credit taken on certain vehicles purchased for the period from July 2017 to July 2019 amounting to $434,989 (March 31, 2023: $440,703).

The Company received a show cause notice for service tax liability on booking fees and penalty charges collected for the period October 2014 to July 2017 amounting to $4,446,347 (March 31, 2023: $4,504,751).

The Company has filed an appeal against the above orders before higher authority.

The Company has received a demand notice for $34,182 from Indian indirect tax authorities for the period April 2017 to September 2017 due to disallowance input tax credit.

The Company has received a show cause notice from Indian indirect tax authorities disputing the goods and service tax input availed and the rate of input availed amounting to $444,637 (March 31, 2023: $450,477).

The Company has filed submissions and is awaiting further communication on the matter.

Based on the submissions provided to the authorities and documents available no outflow is expected. Hence the Company has not created any provision as of December 31, 2023 and March 31, 2023 for the above matters.

(C)  As of December 31, 2023, there are 9,341 bookings in progress. The Company bears the risk of loss or damage to the host vehicle with respect to such bookings. The Company makes certain assumptions based on currently available information to estimate the trip protection reserves. A number of factors can affect the actual cost of a claim, including the length of time the claim remains open and the results of any related litigation. Furthermore, claims may emerge in future years for events that occurred in a prior year at a rate that differs from previous projections. Trip protection reserves are continually reviewed and adjusted as necessary as experience develops or new information becomes known. However, the final results may differ materially from the Company’s estimates, which could result in losses over the Company’s reserved amounts. The Company has determined the trip protection reserves for such risk of loss to be immaterial for the purpose of this Condensed Consolidated Financial Statements.

(D) In February 2023, a former employee of Zoomcar India instituted a suit before the City Civil and Sessions Judge at Mayo Hall, Bengaluru against Zoomcar India, Zoomcar, Inc. and IOAC challenging his termination, claiming damages and claiming that 100,000 options to purchase shares of Zoomcar, Inc. have vested. On March 3, 2023, the City Civil and Sessions Judge at Mayo Hall, Bengaluru, issued an interim injunction to restrain each of Zoomcar, Inc. and IOAC from “alienating or dealing” the 100,000 shares of Zoomcar, Inc. claimed by the former employee while the suit is pending. Zoomcar believes that such claims are baseless and is attempting to have the interim order vacated. In addition, Zoomcar India filed an application in the former employee’s suit, seeking that IOAC be deleted from the array of parties in the suit, inter alia since (i) IOAC is neither a necessary nor a proper party to the suit; (ii) no reliefs have been sought by the former employee from IOAC; and (iii) there is no cause of action against IOAC. The matter is presently being heard on the issue of deletion. There can be no assurance that Zoomcar India and Zoomcar, Inc. will be successful in their efforts to have the matter vacated or IOAC deleted from the parties, and such efforts may be time-consuming, costly and may have reputational and other negative effects on the Company.

33	Commitments and contingencies

Contingencies

(A)	Claims filed against the Company by customers and third-parties not acknowledged as liability amounted to $4,639,473 and $5,315,190 as at March 31, 2023 and March 31, 2022, respectively. These claims have been made for personal injuries (customer and/or third parties) and amounts charged to customers by the Company as damages for improper use of vehicles and/or physical damages made to vehicles during an active trip. The Company has procured third-party insurance policies for fleet under its management which indemnifies against personal death and/or injuries suffered either by the customer or third-parties during the use of its vehicles. Based on the insurance coverage, the Company is confident that liability, if any, arising from these claims will be covered by the insurance. While uncertainties are inherent in the final outcome of these matters, the Company believes, that the disposition of these proceedings will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

(B)	The Company has received various orders from time to time from Indian indirect tax authorities.

The Company has received an order disallowing input credit taken on certain vehicles purchased for the period from July 2017 to July 2019 amounting to $440,703 (March 31, 2022: $476,773).

The Company received a show cause notice for service tax liability on booking fees and penalty charges collected for the period October 2014 to July 2017 amounting to $4,504,751 (March 31, 2022: $4,873,457).

The Company has filed an appeal against the above orders before higher authority.

The Company has received demand notice for $34,631 from Indian indirect tax authorities for the period April 2017 to June 2017 due to disallowance input tax credit.

The Company has received show cause notice from Indian indirect tax authorities disputing the goods and service tax input availed and the rate of input availed amounting to $450,477 (March 31, 2022: $487,348).

The Company has filed submissions and is awaiting further communication on the matter.

Based on the submissions provided to the authorities and documents available no outflow is expected. Hence the Company has not created any provision as at March 31, 2023 and March 31, 2022 for the above matters.

(C)	As at March 31, 2023, there are 5,115 bookings in progress. The Company bears the risk of loss or damage to the host vehicle with respect to such bookings. The Company makes certain assumptions based on currently available information to estimate the trip protection reserves. A number of factors can affect the actual cost of a claim, including the length of time the claim remains open and the results of any related litigation. Furthermore, claims may emerge in future years for events that occurred in a prior year at a rate that differs from previous projections. Trip protection reserves are continually reviewed and adjusted as necessary as experience develops or new information becomes known. However, ultimate results may differ materially from the Company’s estimates, which could result in losses over the Company’s reserved amounts. The Company has determined the trip protection reserves for such risk of loss to be immaterial for the purpose of this consolidated financial statements.